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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.

Address: 150 King Street, West, Suite 2108

         P.O. Box 52
         Toronto, Ontario, Canada, M5H 1J9



Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Jones

Title:   President

Phone:   416-366-1122 ext 224


Signature, Place, and Date of Signing:

Douglas M. Jones    Toronto, Ontario, Canada    April 23, 2012
-----------------   -------------------------   ---------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $405,543
                                                    (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS   CUSIP   VALUE ($USD)    SHARES OR     SH/ PUT/ INVESTMENT  OTHER    ----------------
                                              (X$1,000)   PRINCIPAL AMOUNT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
ISHARES TR......... MSCI EMERG MKT 464287234   $ 21,059        490370      SH          Sole             490370
ISHARES INC........ MSCI GERMAN    464286806   $     47          2000      SH          Sole               2000
ISHARES TR......... IBOXX INV CPBD 464287242   $     55           475      SH          Sole                475
POWERSHARES QQQ
  TRUST............ UNIT SER 1     73935A104   $     15           224      SH          Sole                224
SELECT SECTOR
  SPDR TR.......... SBI CONS STPLS 81369Y308   $     37          1077      SH          Sole               1077
SELECT SECTOR
  SPDR TR.......... SBI CONS DISCR 81369Y407   $     16           355      SH          Sole                355
AT&T INC........... COM            00206R102   $ 20,180        646175      SH          Sole             646175
AGRIUM INC......... COM            008916108   $  9,046        104940      SH          Sole             104940
ALTRIA GROUP
  INC.............. COM            02209S103   $     59          1900      SH          Sole               1900
BCE INC............ COM NEW        05534B760   $    127          3175      SH          Sole               3175
BANK MONTREAL
  QUE.............. COM            063671101   $ 26,374        444170      SH          Sole             444170
BANK NOVA
  SCOTIA
  HALIFAX.......... COM            064149107   $    269          4800      SH          Sole               4800
BARRICK GOLD
  CORP............. COM            067901108   $ 15,233        350940      SH          Sole             350940
CARNIVAL CORP...... PAIRED CTF     143658300   $     11           345      SH          Sole                345
CDN IMPERIAL BK
  OF COMMERCE...... COM            136069101   $  1,216         15925      SH          Sole              15925
CANADIAN NAT RES
  LTD.............. COM            136385101   $     12           365      SH          Sole                365
CENOVUS ENERGY
  INC.............. COM            15135U109   $    437         12160      SH          Sole              12160
CHEVRON CORP
  NEW.............. COM            166764100   $    158          1475      SH          Sole               1475
COCA COLA CO....... COM            191216100   $ 11,462        154865      SH          Sole             154865
DANAHER CORP
  DEL.............. COM            235851102   $    113          2025      SH          Sole               2025
DIAGEO P L C....... SPON ADR NEW   25243Q205   $     87           900      SH          Sole                900
DU PONT E I DE
  NEMOURS & CO..... COM            263534109   $  8,188        154780      SH          Sole             154780
ENCANA CORP........ COM            292505104   $     69          3500      SH          Sole               3500
ENBRIDGE INC....... COM            29250N105   $  1,728         44550      SH          Sole              44550
EXXON MOBIL
  CORP............. COM            30231G102   $    109          1260      SH          Sole               1260
GENERAL ELECTRIC
  CO............... COM            369604103   $ 18,811        937290      SH          Sole             937290
GENERAL MLS
  INC.............. COM            370334104   $ 10,595        268575      SH          Sole             268575
GOLDCORP INC
  NEW.............. COM            380956409   $    113          2500      SH          Sole               2500
GOOGLE INC......... CL A           38259P508   $ 13,158         20519      SH          Sole              20519
HOME DEPOT INC..... COM            437076102   $ 11,938        237280      SH          Sole             237280
HONEYWELL INTL
  INC.............. COM            438516106   $  8,202        134350      SH          Sole             134350
IMPERIAL OIL
  LTD.............. COM NEW        453038408   $    192          4230      SH          Sole               4230
JOHNSON &
  JOHNSON.......... COM            478160104   $ 13,588        206010      SH          Sole             206010
KRAFT FOODS
  INC.............. CL A           50075N104   $ 16,379        430915      SH          Sole             430915
MAGNA INTL INC..... COM            559222401   $  1,472         30920      SH          Sole              30920
MERCK & CO INC
  NEW.............. COM            58933Y105   $     24           620      SH          Sole                620
MICROSOFT
  CORP............. COM            594918104   $ 13,545        419950      SH          Sole             419950
NEXEN INC.......... COM            65334H102   $ 11,323        618290      SH          Sole             618290
NEXTERA ENERGY
  INC.............. COM            65339F101   $ 13,828        226390      SH          Sole             226390
ORACLE CORP........ COM            68389X105   $  6,335        217255      SH          Sole             217255
PENN WEST PETE
  LTD NEW.......... COM            707887105   $ 18,536        949820      SH          Sole             949820
PFIZER INC......... COM            717081103   $     25          1090      SH          Sole               1090
PHILIP MORRIS INTL
  INC.............. COM            718172109   $    114          1290      SH          Sole               1290
PROCTER &
  GAMBLE CO........ COM            742718109   $ 10,521        156536      SH          Sole             156536
ROGERS
  COMMUNICATIONS
  INC.............. CL B           775109200   $    261          6570      SH          Sole               6570
ROYAL BK CDA
  MONTREAL
  QUE.............. COM            780087102   $ 22,271        384740      SH          Sole             384740
ROYAL DUTCH
  SHELL PLC........ SPONS ADR A    780259206   $     46           650      SH          Sole                650
SPDR S&P 500 ETF
  TR............... TR UNIT        78462F103   $     62           443      SH          Sole                443
SANOFI............. SPONSORED ADR  80105N105   $  8,581        221435      SH          Sole             221435
SUN LIFE FINL
  INC.............. COM            866796105   $    161          6805      SH          Sole               6805
SUNCOR ENERGY
  INC NEW.......... COM            867224107   $ 22,022        674845      SH          Sole             674845
TALISMAN ENERGY
  INC.............. COM            87425E103   $  8,627        687035      SH          Sole             687035
TECK RESOURCES
  LTD.............. CL B           878742204   $  7,496        210225      SH          Sole             210225
TELUS CORP......... NON-VTG SHS    87971M202   $    456          8025      SH          Sole               8025
TIM HORTONS
  INC.............. COM            88706M103   $    285          5335      SH          Sole               5335
TIME WARNER
  INC.............. COM NEW        887317303   $  8,595        227670      SH          Sole             227670
TORONTO
  DOMINION BK
  ONT.............. COM NEW        891160509   $ 20,045        236460      SH          Sole             236460
TRANSCANADA
  CORP............. COM            89353D107   $ 10,582        246749      SH          Sole             246749
WAL MART STORES
  INC.............. COM            931142103   $ 10,150        165850      SH          Sole             165850
WELLS FARGO & CO
  NEW.............. COM            949746101   $  1,101         32245      SH          Sole              32245
                                               $405,543
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